Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Federal, current	$ 952	$ 227	$ 865
State, current	280	92	304
Current income tax expense	1,232	319	1,169
Deferred	(1,142)	311	(4,091)
Provision for income taxes	90	630	(2,922)
Federal, computed at statutory rate	75	474	532
State income taxes (net of Federal income tax benefit)	14	146	131
Excess tax benefits from stock option exercises	0	0	(170)
Gain on rate change due to Tax Cut and Jobs Act of 2017	0	0	(3,444)
Other, net	$ 1	$ 10	$ 29